Nature of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Presentation

1. Nature of Business and Basis of Presentation

Compass Therapeutics, Inc. (“Compass” or the “Company”) is a clinical-stage biopharmaceutical company developing proprietary antibody therapeutics intended to engage the immune system to treat both solid tumors and hematological malignancies. The Company’s immuno-oncology product candidates include a clinical-stage monoclonal antibody and a portfolio of bispecific antibodies. The Company was incorporated as Olivia Ventures, Inc. (“Olivia”) in the State of Delaware on March 20, 2018. Prior to the Merger (as defined below), Olivia was a “shell company” (as defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended).

On June 17, 2020, the Company’s Board of Directors and the Company’s pre-Merger (defined below) stockholders approved an amended and restated certificate of incorporation, which, among other things, increased authorized capital stock from 50,000,000 shares of common stock par value $0.0001 and 5,000,000 shares of preferred stock, par value $0.0001 per share, to 300,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share.

On June 17, 2020, the Company completed a merger (the “Merger”) of a wholly-owned subsidiary Compass Therapeutics LLC (“Compass LLC”) pursuant to an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), by and among the Company, Olivia Ventures, Inc., Acquisition Sub, Compass Therapeutics, Blockers, Blockers Merger Subs and Blocker Holders and, as a result of, Compass LLC became a wholly-owned subsidiary of the Company.

At the effective time of the Merger and the applicable effective time of each Blocker Merger, collectively, the Effective Time, an aggregate of 31,627,139 shares of its common stock were issued to holders of common membership interests of Compass LLC (including common membership interests issued upon the conversion of preferred membership interests) and 7,428,217 shares of its common stock were issued to the holders of equity interests of the Blockers. The issuances of shares of the Company’s common stock to the security holders of Compass LLC and the Blockers are collectively referred to as the Share Conversion.

In addition, 2,930,836 shares of the Company’s common stock were reserved for issuance under its 2020 Stock Option and Incentive Plan. Immediately prior to the Effective Time, an aggregate of 4,000,000 of the 5,000,000 shares of the Company’s common stock held by pre-Merger stockholders of Olivia Ventures, Inc. were forfeited and surrendered for cancellation, or the Stock Forfeiture. No fractional shares of the Company’s common stock were issued in connection with the Merger, and holders of Compass LLC Units received cash in lieu thereof.

The Merger and the Blocker Mergers were treated as a recapitalization and reverse acquisition for financial reporting purposes. Compass Therapeutics is considered the acquirer for accounting purposes, and the Company’s historical financial statements before the Merger have been replaced with the historical financial statements of Compass Therapeutics in this and future filings with the SEC. As a result, the vested and outstanding common units held by Compass LLC members have been presented as outstanding shares of the Company’s common stock for all periods presented. All outstanding preferred units of Compass LLC are presented as convertible preferred stock for all periods and until such units were converted into shares of the Company’s common stock at the time of the Merger.

On June 19, 2020, the Company completed a private placement and sold 12,096,442 shares of its common stock at a purchase price of $5.00 per share and received net proceeds of $54.2 million.

The Company is subject to risks and uncertainties common to companies in the biotechnology and pharmaceutical industries. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s technology will be obtained, that any products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable. The Company operates in an environment of rapid change in technology and substantial competition from pharmaceutical and biotechnology companies. In addition, the Company is dependent upon the services of its employees and consultants.

1. Nature of Business

Compass Therapeutics LLC, a limited liability company, was formed under the laws of the State of Delaware in January 2014. Compass Therapeutics LLC has a wholly owned subsidiary, Compass Therapeutics Advisors Inc., formed in February 2015. Compass Therapeutics LLC and its wholly-owned subsidiary (the “Company”) are headquartered in Massachusetts. The Company is a fully integrated drug discovery and development company focused on comprehensively drugging the immune system with combinations of human monoclonal antibodies, multiclonals and engineered protein constructs.

The Company is subject to risks and uncertainties common to companies in the biotechnology and pharmaceutical industries. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s technology will be obtained, that any products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable. The Company operates in an environment of rapid change in technology and substantial competition from pharmaceutical and biotechnology companies. In addition, the Company is dependent upon the services of its employees and consultants.